Investments (Schedule of Fixed Maturity Securities) (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, available for sale, amortized cost	[1]	$ 44,866,019	$ 46,999,183
Fixed maturity securities, available for sale, gross unrealized gains		225,792	4,421,976
Fixed maturity securities, available for sale, gross unrealized losses	[2]	(5,283,847)	(112,370)
Fixed maturity securities, available for sale, allowance for credit losses		(3,347)	(2,846)	$ (64,771)
Fixed maturity securities, available for sale		39,804,617	51,305,943
U.S. Government and agencies
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, available for sale, amortized cost	[1]	173,638	1,046,029
Fixed maturity securities, available for sale, gross unrealized gains		70	32,841
Fixed maturity securities, available for sale, gross unrealized losses	[2]	(4,637)	(124)
Fixed maturity securities, available for sale, allowance for credit losses		0	0
Fixed maturity securities, available for sale		169,071	1,078,746
States, municipalities and territories
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, available for sale, amortized cost	[1]	4,356,251	3,495,563
Fixed maturity securities, available for sale, gross unrealized gains		41,565	437,456
Fixed maturity securities, available for sale, gross unrealized losses	[2]	(574,834)	(3,042)
Fixed maturity securities, available for sale, allowance for credit losses		0	(2,776)	(2,844)
Fixed maturity securities, available for sale		3,822,982	3,927,201
Foreign corporate securities and foreign governments
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, available for sale, amortized cost	[1]	748,770	380,646
Fixed maturity securities, available for sale, gross unrealized gains		11,661	22,742
Fixed maturity securities, available for sale, gross unrealized losses	[2]	(83,579)	(843)
Fixed maturity securities, available for sale, allowance for credit losses		0	0
Fixed maturity securities, available for sale		676,852	402,545
Corporate securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, available for sale, amortized cost	[1]	27,706,440	31,084,629
Fixed maturity securities, available for sale, gross unrealized gains		146,065	3,614,047
Fixed maturity securities, available for sale, gross unrealized losses	[2]	(3,687,370)	(38,442)
Fixed maturity securities, available for sale, allowance for credit losses		(3,214)	0	(60,193)
Fixed maturity securities, available for sale		24,161,921	34,660,234
Residential mortgage backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, available for sale, amortized cost	[1]	1,492,242	1,056,778
Fixed maturity securities, available for sale, gross unrealized gains		11,870	70,434
Fixed maturity securities, available for sale, gross unrealized losses	[2]	(126,368)	(2,093)
Fixed maturity securities, available for sale, allowance for credit losses		(133)	(70)	$ (1,734)
Fixed maturity securities, available for sale		1,377,611	1,125,049
Commercial mortgage backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, available for sale, amortized cost	[1]	4,098,755	4,708,878
Fixed maturity securities, available for sale, gross unrealized gains		493	149,152
Fixed maturity securities, available for sale, gross unrealized losses	[2]	(411,770)	(17,719)
Fixed maturity securities, available for sale, allowance for credit losses		0	0
Fixed maturity securities, available for sale		3,687,478	4,840,311
Other asset backed securities
Debt Securities, Available-for-sale [Line Items]
Fixed maturity securities, available for sale, amortized cost	[1]	6,289,923	5,226,660
Fixed maturity securities, available for sale, gross unrealized gains		14,068	95,304
Fixed maturity securities, available for sale, gross unrealized losses	[2]	(395,289)	(50,107)
Fixed maturity securities, available for sale, allowance for credit losses		0	0
Fixed maturity securities, available for sale		5,908,702	5,271,857
Fixed Maturity Securities, Available For Sale
Debt Securities, Available-for-sale [Line Items]
Accrued interest receivable		$ 425,400	$ 400,700

[1]	Amortized cost excludes accrued interest receivable of $425.4 million and $400.7 million as of December 31, 2022 and 2021, respectively.
[2]	Gross unrealized losses are net of allowance for credit losses.